UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-9191

Name of Fund: MuniHoldings Insured Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniHoldings Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


MuniHoldings Insured Fund II, Inc.

Schedule of Investments as of December 31, 2005                                                                    (in Thousands)
                           Face
State                    Amount    Municipal Bonds                                                                      Value
Alabama - 1.2%       $    3,580    Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                   5.50% due 1/01/2022                                                               $      3,876

Alaska - 1.3%             2,000    Anchorage, Alaska, Water Revenue Refunding Bonds, 6% due 9/01/2024 (a)                   2,183
                          1,700    Matanuska-Susitna Boro, Alaska, GO, Series A, 6% due 3/01/2010 (d)(e)                    1,869

Arkansas - 3.3%           6,105    Arkansas State Development Finance Authority, M/F Mortgage Revenue Refunding
                                   Bonds, DRIVERS, Series 964Z, 6.861% due 6/01/2010 (d)(f)(i)                              6,661
                          3,520    Arkansas State Development Finance Authority, State Agencies Facilities Revenue
                                   Bonds (Department of Corrections Project), Series B, 5% due 11/01/2025 (c)               3,710

California - 33.5%        5,355    California Pollution Control Financing Authority, PCR, Refunding, DRIVERS, AMT,
                                   Series 878Z, 6.85% due 12/01/2009 (d)(i)                                                 6,076
                          4,675    California State, GO, Refunding, RIB, AMT, Series 777X, 6.91% due 12/01/2021 (d)(i)      4,843
                          3,000    California State Public Works Board, Lease Revenue Bonds (Department of General
                                   Services - Capitol East End Complex), Series A, 5% due 12/01/2027 (a)                    3,110
                          2,100    California State, Various Purpose, GO, 5.50% due 4/01/2028                               2,279
                            110    Cerritos, California, Community College District, GO (Election of 2004), Series A,
                                   5% due 8/01/2025 (d)                                                                       116
                             85    Cerritos, California, Community College District, GO (Election of 2004), Series A,
                                   5% due 8/01/2026 (d)                                                                        89
                          3,530    Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series D,
                                   5% due 12/01/2027 (a)                                                                    3,662
                          2,800    Compton, California, Unified School District, GO (Election of 2002), Series B,
                                   5.50% due 6/01/2025 (d)                                                                  3,096
                          2,405    Dixon, California, Unified School District, GO (Election of 2002), 5.20% due
                                   8/01/2044 (c)                                                                            2,515
                          2,185    East Side Union High School District, California, Santa Clara County, GO
                                   (Election of 2002), Series D, 5% due 8/01/2020 (j)                                       2,331
                          8,460    East Side Union High School District, California, Santa Clara County, GO
                                   (Election of 2002), Series D, 5% due 8/01/2029 (j)                                       8,860
                          3,400    Los Angeles, California, Unified School District, GO (Election of 1997), Series F,
                                   5% due 1/01/2028 (b)                                                                     3,563
                          8,110    Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (d)     8,498
                          4,240    Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds,
                                   5.50% due 9/01/2036 (a)                                                                  4,628
                          5,000    Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375% due
                                   11/01/2027 (b)                                                                           5,323
                          1,500    Port of Oakland, California, Trust Receipts, Revenue Bonds, AMT, Class R, Series K,
                                   7.677% due 11/01/2021 (b)(i)                                                             1,701
                          2,985    Roseville, California, Joint Union High School District, GO (Election of 2004),
                                   Series A, 5% due 8/01/2029 (b)                                                           3,130
                          2,130    Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds
                                   (911 Call Center and Other Municipal Projects), 5% due 12/01/2027 (a)                    2,220
                          1,250    San Francisco, California, City and County Airport Commission, International
                                   Airport, Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT,
                                   Series A, 6.10% due 1/01/2020 (c)                                                        1,329
                          5,075    San Francisco, California, City and County, GO (California Academy of Sciences
                                   Improvements), Series E, 5% due 6/15/2022 (d)                                            5,376


Portfolio Abbreviations


To simplify the listings of MuniHoldings Insured Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.


AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
GO        General Obligation Bonds
HDA       Housing Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
RIB       Residual Interest Bonds
S/F       Single-Family
VRDN      Variable Rate Demand Notes


MuniHoldings Insured Fund II, Inc.


Schedule of Investments as of December 31, 2005 (concluded)                                                        (in Thousands)
                           Face
State                    Amount    Municipal Bonds                                                                      Value
California           $    3,800    San Jose, California, GO (Libraries, Parks and Public Safety Projects),
(concluded)                        5% due 9/01/2030 (d)                                                              $      3,962
                          5,190    Sequoia, California, Unified High School District, GO, Refunding, Series B,
                                   5.50% due 7/01/2035 (c)                                                                  5,786
                          3,430    Sweetwater, California, Union High School District, Public Financing Authority,
                                   Special Tax Revenue Bonds, Series A, 5% due 9/01/2028 (c)                                3,583
                          4,620    Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                   (Community Facilities District Number 97-1), Series A, 5% due 9/01/2038 (c)              4,739
                          2,450    University of California, Limited Project Revenue Bonds, Series B, 5% due
                                   5/15/2033 (c)                                                                            2,557
                          3,000    University of California Revenue Bonds (Multiple Purpose Projects), Series Q,
                                   5% due 9/01/2022 (c)                                                                     3,150
                          6,710    University of California Revenue Bonds (Multiple Purpose Projects), Series Q,
                                   5% due 9/01/2031 (c)                                                                     6,979
                          5,060    William S. Hart Union High School District, California, Capital Appreciation, GO
                                   (Election of 2001), Series B, 4.70%** due 9/01/2023 (c)                                  2,208

Colorado - 3.7%           3,055    Aurora, Colorado, COP, 5.75% due 12/01/2019 (a)                                          3,336
                          3,230    Aurora, Colorado, COP, 5.75% due 12/01/2020 (a)                                          3,519
                            365    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                                   7.50% due 4/01/2031                                                                        384
                          4,000    Colorado Health Facilities Authority, Hospital Revenue Refunding Bonds (Poudre
                                   Valley Health Care), Series A, 5.75% due 12/01/2009 (c)(e)                               4,371

Connecticut - 0.5%        1,520    Connecticut State, GO, Series D, 5% due 12/01/2024 (d)                                   1,612

Florida - 0.2%            3,670    Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                   5.24%** due 10/01/2037 (d)                                                                 726

Georgia - 1.0%            3,000    Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (c)                3,219

Idaho - 0.3%                810    Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT, Series E,
                                   6% due 1/01/2032                                                                           817

Illinois - 11.1%          2,185    Chicago, Illinois, GO (Neighborhoods Alive 21 Program), Series A, 6% due
                                   7/01/2010 (b)(e)                                                                         2,434
                         18,130    Chicago, Illinois, GO, Series A, 6% due 7/01/2010 (b)(e)                                20,198
                          3,350    Chicago, Illinois, O'Hare International Airport, General Revenue Bonds, Third
                                   Lien, Series A, 5% due 1/01/2029 (d)                                                     3,489
                          3,650    Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS, AMT,
                                   Series 845-Z, 8.13% due 1/01/2012 (d)(i)(j)                                              4,506
                            125    Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School District
                                   Number 220, GO, 6% due 12/01/2020 (b)                                                      138
                          4,020    Counties of Madison, Jersey, Macoupin, Calhoun, Morgan, Scottand Greene and State
                                   of Illinois, Community College District Number 536 (Lewis & Clark), GO (Alternate
                                   Revenue Source), Series B, 5.25% due 11/01/2030 (c)                                      4,313

Indiana - 5.2%            3,000    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                   due 6/01/2029 (b)                                                                        3,213
                          3,000    Plainfield, Indiana, Community High School Building Corporation, First Mortgage
                                   Revenue Refunding Bonds, Series A, 5% due 1/15/2030 (b)                                  3,143
                          9,280    Shelbyville, Indiana, Elementary School Building Corporation Revenue Bonds, First
                                   Mortgage, 5.75% due 1/15/2009 (c)(e)                                                    10,009

Kansas - 2.1%             3,510    Kansas State Development Finance Authority, Health Facilities Revenue Bonds
                                   (Sisters of Charity Leavenworth), Series J, 6.125% due 12/01/2020                        3,816
                          2,805    Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds, AMT, Series A-2,
                                   6.20% due 12/01/2033 (g)(k)                                                              2,840

Louisiana - 0.7%          2,000    Louisiana Local Government, Environmental Facilities, Community Development
                                   Authority Revenue Bonds (Capital Projects and Equipment Acquisition), Series A,
                                   6.30% due 7/01/2030 (a)                                                                  2,203

Massachusetts - 9.6%      5,865    Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                   Senior Series A, 5% due 7/01/2035                                                        6,087
                          5,440    Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series A,
                                   5.15% due 7/01/2026 (c)                                                                  5,471
                          5,000    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                   Series A, 5% due 8/15/2030 (c)                                                           5,257
                         12,345    Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                                   1/01/2014 (b)(e)                                                                        13,543

Michigan - 2.1%           1,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount
                                   Clemens), Series A, 6% due 5/15/2014 (d)                                                 1,081
                          2,500    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                                   AMT, Series 857Z, 7.43% due 3/01/2010 (i)(j)                                             2,797
                          1,000    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                                   AMT, Series 858Z, 7.131% due 12/01/2011 (i)(j)                                           1,128
                          1,500    Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison
                                   Company), RIB, Series 282, 8.97% due 8/01/2024 (a)(i)                                    1,769

Minnesota - 4.4%          2,555    Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50% due
                                   2/01/2016 (c)                                                                            2,734
                          1,830    Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50% due
                                   2/01/2017 (c)                                                                            1,955
                          3,570    Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50% due
                                   2/01/2018 (c)                                                                            3,814
                          2,840    Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50% due
                                   2/01/2019 (c)                                                                            3,034
                          2,185    Sauk Rapids, Minnesota, Independent School District Number 47, GO, Series A,
                                   5.625% due 2/01/2018 (d)                                                                 2,371

Nebraska - 1.9%           1,410    Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds,
                                   First Tier, Series A, 5.50% due 4/01/2020 (a)                                            1,529
                          3,985    Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds,
                                   First Tier, Series A, 5.50% due 4/01/2022 (a)                                            4,322

Nevada - 3.9%             1,750    Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70% due
                                   6/01/2022 (b)                                                                            1,809
                            185    Nevada Housing Division, S/F Mortgage Revenue Bonds, AMT, Series A-2, 6.30% due
                                   4/01/2022 (d)                                                                              186
                          5,000    Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A, 5.50%
                                   due 7/01/2018 (c)                                                                        5,419
                          4,445    Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A, 5.50%
                                   due 7/01/2019 (c)                                                                        4,817

New Jersey - 16.5%        8,590    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                         9,084
                          6,200    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                         6,827
                         11,000    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                   7/01/2033 (d)                                                                           11,778
                         10,000    New Jersey State Transportation Trust Fund Authority, Transportation System
                                   Revenue Bonds, Series D, 5% due 6/15/2018 (a)                                           10,675
                         10,000    New Jersey State Transportation Trust Fund Authority, Transportation System
                                   Revenue Bonds, Series D, 5% due 6/15/2020 (c)                                           10,635
                          3,000    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                   1/01/2030 (c)                                                                            3,142

New Mexico - 1.6%         5,000    Farmington, New Mexico, PCR, Refunding (Public Service Company of San Juan),
                                   Series C, 5.70% due 12/01/2016 (a)                                                       5,205

New York - 18.6%          8,010    Metropolitan Transportation Authority, New York, Revenue Bonds, Series A, 5%
                                   due 11/15/2019 (a)                                                                       8,617
                          1,940    Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 5%
                                   due 11/15/2030 (a)                                                                       2,043
                         14,000    Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                                   due 8/01/2009 (c)(e)                                                                    15,376
                          5,000    New York City, New York, GO, Refunding, Series G, 5.75% due 2/01/2006 (c)                5,085
                          3,375    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                   DRIVERS, Series 1133Z, 6.674% due 10/15/2012 (a)(i)                                      3,927
                          3,000    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                   Series A, 5% due 10/15/2029 (a)                                                          3,159
                          4,345    New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                   Program), Series D, 5.25% due 10/01/2023 (d)                                             4,677
                          1,400    New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                                   Sub-Lien, VRDN, Series 4V, 3.53% due 4/01/2022 (c)(h)                                    1,400
                            200    New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                                   Sub-Lien, VRDN, Series A-5V, 3.45% due 4/01/2020 (c)(h)                                    200
                          2,000    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                   5.25% due 6/01/2021 (a)                                                                  2,148
                          7,850    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                   5.50% due 6/01/2017                                                                      8,510
                          3,000    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                   5.50% due 6/01/2021                                                                      3,270
                            500    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                                   Refunding Bonds, VRDN, Series C, 3.47% due 1/01/2032 (a)(h)                                500

North Carolina - 0.5%     1,445    North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35% due
                                   1/01/2022 (a)                                                                            1,497

Ohio - 0.9%               1,745    Aurora, Ohio, City School District, COP, 6.10% due 12/01/2009 (d)(e)                     1,931
                          1,000    Kent State University, Ohio, University Revenue Bonds, 6% due 5/01/2024 (a)              1,102

Oklahoma - 1.2%           3,385    Claremore, Oklahoma, Public Works Authority, Capital Improvement Revenue Refunding
                                   Bonds, Series A, 5.25% due 6/01/2027 (c)                                                 3,671

Pennsylvania - 8.3%       4,480    Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light
                                   Utilities Corporation Project), 4.75% due 2/15/2027 (b)                                  4,566
                          5,600    Lycoming County, Pennsylvania, College Authority Revenue Bonds (Pennsylvania
                                   College of Technology), 5.25% due 7/01/2007 (d)(e)                                       5,816
                          6,435    Pennsylvania State Higher Educational Facilities Authority, State System of
                                   Higher Education Revenue Bonds, Series O, 5.125% due 6/15/2024 (a)                       6,581
                          2,800    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                   (Guthrie Healthcare System), Series A, 5.875% due 12/01/2031                             3,001
                          1,390    Seneca Valley, Pennsylvania, School District, GO, 5% due 1/01/2020 (b)                   1,488
                          2,260    Seneca Valley, Pennsylvania, School District, GO, 5% due 1/01/2021 (b)                   2,411
                          2,090    Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital
                                   Projects and Equipment Program), 6.15% due 12/01/2029 (a)                                2,237

Rhode Island - 3.6%       5,555    Providence, Rhode Island, Redevelopment Agency Revenue Refunding Bonds (Public
                                   Safety and Municipal Buildings), Series A, 5.75% due 4/01/2010 (a)(e)                    6,120
                          4,685    Rhode Island State Health and Educational Building Corporation Revenue Bonds
                                   (Rhode Island School of Design), Series D, 5.50% due 8/15/2031 (j)                       5,122

South Carolina - 0.8%     2,490    South Carolina Housing Finance and Development Authority, Mortgage Revenue
                                   Refunding Bonds, AMT, Series A-2, 6.35% due 7/01/2019 (c)                                2,634

Tennessee - 2.0%          3,500    Metropolitan Government of Nashville and Davidson County, Tennessee, Health and
                                   Education Facilities Board Revenue Refunding Bonds (Ascension Health Credit),
                                   Series A, 5.875% due 11/15/2009 (a)(e)                                                   3,840
                          1,080    Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2C, 6% due
                                   7/01/2011                                                                                1,099
                          1,515    Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series 1,
                                   6.05% due 7/01/2014 (d)                                                                  1,525

Texas - 8.9%              1,750    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                   Trust Certificates, Second Tier, Series B, 6% due 1/01/2023                              1,866
                          8,000    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT,
                                   Series 778-Z, 7.13% due 11/01/2011 (d)(i)                                                8,937
                          1,835    Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                   Bonds, AMT, Series A, 5.875% due 11/01/2017 (b)                                          1,995
                          2,150    Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                   Bonds, AMT, Series A, 5.875% due 11/01/2018 (b)                                          2,338
                          2,390    Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                   Bonds, AMT, Series A, 5.875% due 11/01/2019 (b)                                          2,599
                            115    El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds, Series A,
                                   6% due 3/01/2015 (c)                                                                       129
                            170    El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds, Series A,
                                   6% due 3/01/2016 (c)                                                                       191
                            180    El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds, Series A,
                                   6% due 3/01/2017 (c)                                                                       202
                          4,734    Houston, Texas, Community College System, Participation Interests, COP (Alief Center
                                   Project), 5.75% due 8/15/2022 (d)                                                        5,032
                          1,850    Midland, Texas, Certificates of Obligation, GO, 6.10% due 3/01/2027 (b)                  2,017
                          2,650    Waskom, Texas, Independent School District, GO (School Building), 5.25% due
                                   2/15/2035 (c)                                                                            2,869

Utah - 0.2%                 610    Weber County, Utah, Municipal Building Authority, Lease Revenue Refunding Bonds,
                                   5.75% due 12/15/2007 (d)(e)                                                                645

Washington - 7.0%         6,885    Bellevue, Washington, GO, Refunding, 5.50% due 12/01/2039 (d)                            7,554
                          3,840    Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                   Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)                      4,086
                          1,805    Lewis County, Washington, GO, Refunding, 5.75% due 12/01/2009 (a)(e)                     1,959
                          1,640    Lewis County, Washington, GO, Refunding, 5.75% due 12/01/2024 (a)                        1,768
                          2,500    Seattle, Washington, Municipal Light and Power Revenue Bonds, 6% due 10/01/2009 (d)(e)   2,749
                          3,500    Seattle, Washington, Water System Revenue Bonds, Series B, 6% due 7/01/2009 (b)(e)       3,832

West Virginia - 2.0%      6,210    West Virginia State Housing Development Fund, Housing Finance Revenue Refunding
                                   Bonds, Series D, 5.20% due 11/01/2021 (d)                                                6,416

Wisconsin - 0.3%            750    Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Blood
                                   Center of Southeastern Wisconsin Project), 5.75% due 6/01/2034                             796

Puerto Rico - 2.1%        6,225    Puerto Rico Commonwealth, Public Improvement, GO, 5.125% due 7/01/2030 (c)               6,587

                                   Total Municipal Bonds (Cost - $487,552) - 160.5%                                       506,883


                         Shares
                           Held    Short-Term Securities
                          2,089    Merrill Lynch Institutional Tax-Exempt Fund (l)                                          2,089

                                   Total Short-Term Securities (Cost - $2,089) - 0.6%                                       2,089

                                   Total Investments (Cost - $489,641*) - 161.1%                                          508,972
                                   Other Assets Less Liabilities - 3.6%                                                    11,491
                                   Preferred Stock, at Redemption Value - (64.7%)                                       (204,599)
                                                                                                                     ------------
                                   Net Assets Applicable to Common Stock - 100.0%                                    $    315,864
                                                                                                                     ============


  * The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                    $     489,747
                                                      =============
    Gross unrealized appreciation                     $      20,003
    Gross unrealized depreciation                             (778)
                                                      -------------
    Net unrealized appreciation                       $      19,225
                                                      =============


 ** Represents a zero coupon bond, the interest rate shown reflects the effective yield at the time of purchase.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Prerefunded.

(f) FHA Insured.

(g) FNMA Collateralized.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) XL Capital Insured.

(k) GNMA Collateralized.

(l) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net         Dividend
    Affiliate                                       Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund     (1,500)        $    30


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Insured Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Insured Fund II, Inc.


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Insured Fund II, Inc.


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       MuniHoldings Insured Fund II, Inc.


Date:  February 21, 2006